Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Minimum rentals on operating leases [Table Text Block]	Minimum non-cancelable operating lease commitments at December 31, 2018 were as follows (in millions):

	2019	2020	2021	2022	2023	Thereafter	Total
Minimum rentals on operating leases	$19	$14	$11	$10	$9	$34	$97

Lessee, Operating Lease, Liability, Maturity [Table Text Block]

	2020	2021	2022	2023	2024	Thereafter	Total
Operating lease	$22	$18	$16	$16	$15	$36	$123
Less: Present value discount							13
Total operating lease liabilities							$110